                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21727

                     First Trust/FIDAC Mortgage Income Fund
               (Exact name of registrant as specified in charter)

                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000

                       Date of fiscal year end: October 31

                     Date of reporting period: July 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is attached herewith.

FIRST TRUST/FIDAC MORTGAGE INCOME FUND
PORTFOLIO OF INVESTMENTS (a)
JULY 31, 2010 (UNAUDITED)

  PRINCIPAL                                                               STATED    STATED
    VALUE                             DESCRIPTION                         COUPON   MATURITY       VALUE
------------   --------------------------------------------------------   ------   --------   ------------
 U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 36.7%
               Federal National Mortgage Association (FNMA)
$  4,522,759      Pool 256182 .........................................    6.00%   03/01/36   $  4,887,455
   4,406,530      Pool 256328 (b) .....................................    6.50%   07/01/36      4,775,594
   4,880,826      Pool 831145 (b) .....................................    6.00%   12/01/35      5,328,542
   5,064,115      Pool 843971 (b) .....................................    6.00%   11/01/35      5,528,644
   2,672,306      Pool 872303 .........................................    6.00%   05/01/36      2,910,755
   5,158,741      Pool 880203 .........................................    6.00%   02/01/36      5,565,047
                                                                                              ------------
               TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
                  (Cost $26,689,873) ..................................                         28,996,037
                                                                                              ------------
U.S. GOVERNMENT AGENCY AND NON-AGENCY COLLATERALIZED MORTGAGE
   OBLIGATIONS - 81.1%
               Adjustable Rate Mortgage Trust
     568,650      Series 2004-5, Class 1A1 (c) ........................    3.34%   04/25/35        458,995
               Banc of America Funding Corp.
   1,131,356      Series 2005-F, Class 4A1 (c) ........................    3.69%   09/20/35        854,167
               Banc of America Mortgage Securities
     114,516      Series 2002-L, Class 1A1 (c) ........................    3.42%   12/25/32         84,688
     199,289      Series 2004-K, Class 4A1 (c) ........................    5.23%   12/25/34        185,109
   3,558,226      Series 2007-3, Class 2A3 ............................    7.00%   09/25/37      1,060,805
               Bear Stearns Adjustable Rate Mortgage Trust
   1,170,074      Series 2004-10, Class 12A3 (c) ......................    3.31%   01/25/35        961,079
   1,392,298      Series 2004-9, Class 12A3 (c) .......................    3.43%   11/25/34      1,165,958
               Chase Mortgage Finance Corp.
   1,102,184      Series 2007-A3, Class 3A1 (c) .......................    5.95%   12/25/37        978,405
               Countrywide Alternative Loan Trust
     698,785      Series 2004-14T2, Class A6 ..........................    5.50%   08/25/34        699,334
     405,383      Series 2004-1T1, Class A1 ...........................    5.00%   02/25/34        402,425
   1,935,265      Series 2005-J1, Class 2A1 ...........................    5.50%   02/25/25      1,834,641
               Countrywide Home Loans
     397,485      Series 2004-HYB1, Class 2A (c) ......................    3.30%   05/20/34        332,465
     233,252      Series 2005-20, Class A7 ............................    5.25%   12/25/27        200,467
   2,058,583      Series 2005-J4, Class A4 ............................    5.50%   11/25/35      1,715,915
               Credit Suisse First Boston Mortgage Securities Corp.
   2,742,138      Series 2004-AR2, Class 1A1 (c) ......................    3.35%   03/25/34      2,043,305
               Federal Home Loan Mortgage Corp.
   2,476,983      Series 2641, Class SC (d) ...........................   13.22%   07/15/33      2,661,749
   2,718,666      Series 2676, Class IK, IO ...........................    5.00%   02/15/20         51,226
      77,443      Series 2716, Class CI, IO ...........................    5.00%   05/15/19            931
   1,123,731      Series 2737, Class IG, IO ...........................    5.00%   08/15/27         20,580
   9,262,889      Series 2807, Class SB, IO (d) .......................    7.11%   11/15/33      1,524,416
   2,883,341      Series 2870, Class JI, IO ...........................    5.00%   10/15/27         81,064
     560,988      Series 2888, Class OI, IO ...........................    5.00%   01/15/27         13,363
   1,577,871      Series 2921, Class IQ, IO ...........................    5.00%   01/15/29         63,942
     715,588      Series 2938, Class PI, IO ...........................    5.00%   11/15/28         26,696
     399,538      Series 2961, Class IP, IO ...........................    5.50%   07/15/28          7,174
     728,226      Series 2964, Class IA, IO ...........................    5.50%   02/15/26          2,873
     604,467      Series 3000, Class SU (d) ...........................   22.01%   04/15/35        713,721
     876,526      Series 3069, Class LI, IO ...........................    5.50%   08/15/32         68,608

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST/FIDAC MORTGAGE INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JULY 31, 2010 (UNAUDITED)

  PRINCIPAL                                                               STATED    STATED
    VALUE                             DESCRIPTION                         COUPON   MATURITY       VALUE
------------   --------------------------------------------------------   ------   --------   ------------
U.S. GOVERNMENT AGENCY AND NON-AGENCY COLLATERALIZED MORTGAGE
   OBLIGATIONS - (CONTINUED)
               Federal Home Loan Mortgage Corp. (Continued)
$    162,453      Series 3171, Class CS (d) ...........................   37.25%   06/15/36   $    170,674
     484,615      Series 3195, Class SX (d) ...........................   43.93%   07/15/36        602,242
     248,412      Series 3569, Class SN (d) ...........................   13.15%   08/15/39        253,711
     744,096      Series 3570, Class SB (d) ...........................    9.31%   08/15/39        754,933
   2,979,610      Series 3593, Class IP, IO ...........................    5.00%   06/15/36        343,608
  14,198,885      Series 3619, Class EI, IO ...........................    4.50%   05/15/24      1,496,660
               Federal Home Loan Mortgage Corp., STRIP
  18,582,071      Series 227, Class IO, IO ............................    5.00%   12/01/34      3,189,151
   6,660,845      Series 232, Class IO, IO ............................    5.00%   08/01/35      1,104,606
               Federal National Mortgage Association
   2,444,956      Series 2005-122, Class SN (d) .......................   27.29%   01/25/36      2,661,243
     627,431      Series 2005-39, Class BI, IO ........................    5.00%   06/25/28         19,384
     450,926      Series 2005-91, Class SH (d) ........................   22.63%   05/25/33        547,282
   5,497,830      Series 2008-50, Class AI, IO ........................    5.50%   06/25/23        395,625
  12,802,756      Series 2009-56, Class PI, IO ........................    5.00%   11/25/30        429,517
  19,119,385      Series 2010-40, Class MI, IO ........................    4.50%   08/25/24      2,103,719
               Federal National Mortgage Association, STRIP
   6,904,929      Series 360, Class 2, IO .............................    5.00%   08/01/35      1,157,877
               First Horizon Mortgage Trust
   3,009,000      Series 2005-8, Class 1A5 ............................    5.75%   02/25/36      2,713,360
               GMAC Mortgage Corporation Loan Trust
     432,071      Series 2004-AR1, Class 22A (c) ......................    3.29%   06/25/34        364,417
               Government National Mortgage Association
   3,770,660      Series 2009-65, Class NJ, IO ........................    5.50%   07/20/39        511,700
               GSR Mortgage Loan Trust
     572,036      Series 2004-5, Class 3A2 (c) ........................    4.70%   05/25/34        568,771
     347,374      Series 2005-AR2, Class 5A1 (c) ......................    3.23%   04/25/35        291,492
   4,066,055      Series 2007-1F, Class 3A10, IO ......................    6.00%   01/25/37        447,513
               Harborview Mortgage Loan Trust
     349,001      Series 2004-1, Class 2A (c) .........................    2.86%   04/19/34        324,089
   1,398,320      Series 2004-6, Class 3A1 (c) ........................    2.96%   08/19/34      1,063,003
               JP Morgan Mortgage Trust
   3,087,000      Series 2005-ALT1, Class 4A1 (c) .....................    5.58%   10/25/35      2,611,233
               JP Morgan Re-REMIC
   3,852,433      Series 2009-7, Class 12A1 (c) (e) ...................    6.25%   01/27/37      3,906,607
               Merrill Lynch Mortgage Investors Trust
   1,934,361      Series 2005-A7, Class 2A1 (c) .......................    5.35%   09/25/35      1,704,128
               Morgan Stanley Mortgage Loan Trust
     292,566      Series 2004-7AR, Class 2A6 (c) ......................    2.64%   09/25/34        263,479
               Provident Funding Mortgage Loan Trust
     611,300      Series 2005-1, Class 1A1 (c) ........................    3.02%   05/25/35        458,634
               Residential Accredit Loans, Inc.
     161,816      Series 2002-QS18, Class A1 ..........................    5.50%   12/25/17        163,654
   1,356,551      Series 2004-QS2, Class CB ...........................    5.75%   02/25/34      1,317,589
               Residential Funding Mortgage Securities I
     630,000      Series 2005-S5, Class A5 ............................    5.25%   07/25/35        616,098
               Sequoia Mortgage Trust
   3,635,283      Series 2007-1, Class 2A1 (c) ........................    5.36%   02/20/47      3,048,579

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST/FIDAC MORTGAGE INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JULY 31, 2010 (UNAUDITED)

  PRINCIPAL                                                               STATED    STATED
    VALUE                             DESCRIPTION                         COUPON   MATURITY       VALUE
------------   --------------------------------------------------------   ------   --------   ------------
U.S. GOVERNMENT AGENCY AND NON-AGENCY COLLATERALIZED MORTGAGE
   OBLIGATIONS - (CONTINUED)
               Wachovia Mortgage Loan Trust, LLC
$  1,492,938      Series 2006-A, Class 3A1 (c) ........................    5.22%   05/20/36   $  1,368,027
               Washington Mutual Msc Mortgage Pass-Through
   1,025,309      Series 2004-RA1, Class 2A ...........................    7.00%   03/25/34      1,068,601
               Wells Fargo Mortgage Backed Securities Trust
     824,136      Series 2005-AR16, Class 1A1 (c) .....................    2.96%   10/25/35        812,628
   2,399,713      Series 2006-9, Class 1A32 ...........................    6.00%   08/25/36      2,001,762
     415,391      Series 2006-AR10, Class 5A2 (c) .....................    5.45%   07/25/36        368,274
   2,585,160      Series 2007-16, Class 1A1 ...........................    6.00%   12/28/37      2,650,401
   2,028,450      Series 2007-8, Class 2A7 ............................    6.00%   07/25/37      2,010,415
                                                                                              ------------
               TOTAL U.S. GOVERNMENT AGENCY AND NON-AGENCY
                  COLLATERALIZED MORTGAGE OBLIGATIONS
                  (Cost $62,173,300) ..................................                         64,098,787
                                                                                              ------------
               TOTAL INVESTMENTS - 117.8%
                  (Cost $88,863,173) (f) ..............................                         93,094,824

  PRINCIPAL
    VALUE                                       DESCRIPTION                                      VALUE
------------   ----------------------------------------------------------------------------   ------------
REVERSE REPURCHASE AGREEMENT - (18.1%)
(14,273,000)   With UBS Securities 0.29% dated 07/30/10, to be
                  repurchased at $14,273,345 on 08/02/10 ..................................    (14,273,000)
               NET OTHER ASSETS AND LIABILITIES - 0.2% ....................................        193,827
                                                                                              ------------
               NET ASSETS - 100.0% ........................................................   $ 79,015,551
                                                                                              ============

---------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) This security or a portion of this security is segregated as collateral for the reverse repurchase agreement.

(c) Floating rate security. The interest rate shown reflects the rate in effect at July 31, 2010.

(d) Inverse floating rate instrument. The interest rate shown reflects the rate in effect at July 31, 2010.

(e) This security is restricted and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold in transactions exempt from registration. This security was aquired on September 9, 2009. It has a current carrying cost of $3,676,082 and has a carrying value per share of $1.01 and represents 4.94% of net assets.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of July 31, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $8,674,606 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,442,955.

IO   Interest Only Security

STRIP Separate Trading of Registered Interest and Principal of Securities.

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST/FIDAC MORTGAGE INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JULY 31, 2010 (UNAUDITED)

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2010 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                     LEVEL 2        LEVEL 3
                                                              TOTAL      LEVEL 1   SIGNIFICANT    SIGNIFICANT
                                                             VALUE AT    QUOTED    OBSERVABLE    UNOBSERVABLE
                                                            7/31/2010    PRICES      INPUTS          INPUTS
                                                           -----------   -------   -----------   -------------
U.S. Government Agency Mortgage-Backed Securities .......  $28,996,037     $--     $28,996,037     $       --
U.S. Government Agency and Non-Agency
   Collateralized Mortgage Obligations ..................   64,098,787      --      60,192,180      3,906,607
                                                           -----------     ---     -----------     ----------
TOTAL INVESTMENTS .......................................  $93,094,824     $--     $89,188,217     $3,906,607
                                                           ===========     ===     ===========     ==========

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

                                                            BALANCE
                                                             AS OF       TRANSFERS      BALANCE
INVESTMENTS AT FAIR VALUE USING                           OCTOBER 31,     IN (OUT)       AS OF
SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)                     2009      OF LEVEL 3   JULY 31, 2010
-----------------------------------------                 -----------   ----------   -------------
U.S. Government Agency and Non-Agency
   Collateralized Mortgage Obligations ................       $--       $3,906,607     $3,906,607
                                                              ---       ----------     ----------
TOTAL INVESTMENTS .....................................       $--       $3,906,607     $3,906,607
                                                              ===       ==========     ==========

                 See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                     FIRST TRUST/FIDAC MORTGAGE INCOME FUND
                            JULY 31, 2010 (UNAUDITED)

                       VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of First Trust/FIDAC Mortgage Income Fund (the "Fund") is determined daily, as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to valuation procedures adopted by the Fund's Board of Trustees. Securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sale price on the business day as of which such value is being determined or, if no sales are reported on such day (as in the case of some securities traded over-the-counter), the last reported bid price, except that certain U.S. Government securities are valued at the mean between the last reported bid and asked prices. The Fund values mortgage-backed securities ("MBS") and other debt securities not traded in an organized market on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Fund's Board of Trustees, which uses information with respect to transactions in such securities, quotations from dealers, market transactions for comparable securities, various relationships between securities and yield to maturity in determining value.

Debt securities having a remaining maturity of less than sixty days when purchased are valued at cost adjusted for amortization of premiums and accretion of discounts.

In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities and other investments. Additionally, if events occur after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's securities and other investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

     - Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

     - Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

          -    Quoted prices for similar securities in active markets.

          - Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

          - Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

          - Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

     - Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of July 31, 2010 is included with the Fund's Portfolio of Investments.

                     FIRST TRUST/FIDAC MORTGAGE INCOME FUND
                            JULY 31, 2010 (UNAUDITED)

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. At July 31, 2010, the Fund had no when-issued or delayed-delivery purchase commitments.

C. REVERSE REPURCHASE AGREEMENTS:

The Fund utilizes leverage through the use of reverse repurchase agreements. A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing under which the Fund pledges its assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount equal to a percentage of the market value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and will correspondingly receive back its collateral. While used as collateral, the assets continue to pay principal and interest which are for the benefit of the Fund.

Information for the nine months ended July 31, 2010:

Maximum amount outstanding during the period ...................   $25,118,000
Average amount outstanding during the period* ..................   $17,836,359
Average shares outstanding during the period ...................     4,048,993
Average debt per share outstanding during the period ...........         $4.41

* The average amount outstanding during the period was calculated by adding the borrowings at the end of each day and dividing the sum by the number of days in the nine months ended July 31, 2010.

During the nine months ended July 31, 2010, interest rates ranged from 0.08% to 0.34% with a weighted average interest rate of 0.22%, on borrowings by the Fund under reverse repurchase agreements, which had interest expense that aggregated $28,278.

D. INVERSE FLOATING RATE INSTRUMENTS:

An inverse floating rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed-rate security. These instruments are typically used to enhance the yield of the portfolio. These investments, if held in the Fund, are identified on the Portfolio of Investments.

E. STRIPPED MORTGAGE-BACKED SECURITIES:

Stripped Mortgage-Backed Securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security known as an interest only or IO security, and all of the principal is distributed to holders of another type of security known as a principal only or PO security. These investments, if held in the Fund, are identified on the Portfolio of Investments.

F. INTEREST ONLY SECURITIES:

An interest only security is the interest only portion of an MBS that receives some or all of the interest portion of the underlying MBS and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO security. IO's are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO security will rise. These investments, if held in the Fund, are identified on the Portfolio of Investments.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) First Trust/FIDAC Mortgage Income Fund


By (Signature and Title)* /s/ James A. Bowen
                          ------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date September 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ James A. Bowen
                          ------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date September 17, 2010


By (Signature and Title)* /s/ Mark R. Bradley
                          ------------------------------------------------------
                          Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date September 17, 2010

* Print the name and title of each signing officer under his or her signature.